Revenue - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 120,188,000
Revenue	2,034,261,000	$ 2,368,085,000	$ 2,440,818,000
Contract liabilities	98,651,000	138,032,000	81,402,000
Next Twelve Months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	12,188,000
Polestar Times Technology | Total for all related parties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods, related party transactions, at point in time	38,180	31,298
Sales Generated Obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	305,086,000	119,832,000	54,909,000
Contract liabilities	$ 74,879,000	32,384,000	$ 27,989,000
Unrelated Customer | Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 372,597,000
Concentration risk, percentage		16.00%